Document and Entity Information	Apr. 01, 2022
Cover [Abstract]
Entity Registrant Name	PRUDENTIAL ANNUITIES LIFE ASSURANCE CORP/CT
Amendment Flag	false
Entity Central Index Key	0000881453
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Entity Incorporation State Country Code	AZ
Entity File Number	033-44202
Entity Tax Identification Number	06-1241288
Entity Address, Address Line One	One Corporate Drive
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	(615)
Local Phone Number	981-8801
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false